Subsequent Events	3 Months Ended
Mar. 31, 2013
Subsequent Events
Subsequent Events

11.       Subsequent Events

Sprint Merger Proposal

On April 15, 2013, DISH Network announced that it had submitted a merger proposal to the Board of Directors of Sprint for a total consideration of $25.5 billion, consisting of $17.3 billion in cash and $8.2 billion in stock.  Under this proposal, Sprint shareholders would receive $7.00 per share, based upon the closing price of DISH Network shares on April 12, 2013, consisting of $4.76 per share in cash and 0.05953 DISH Network shares per Sprint share.  The equity portion would represent approximately 32% ownership in the combined DISH Network/Sprint.  There is no assurance that DISH Network’s proposal will be accepted by Sprint or that DISH Network will ultimately be able to complete a transaction with Sprint upon terms acceptable to DISH Network.  The proposed merger would be subject to, among other things, certain regulatory approvals, approval by Sprint’s shareholders, and other customary closing conditions.

To the extent that DISH Network completes the proposed merger with Sprint, it will be required to commit a majority of its cash and marketable securities, and it will incur significant additional indebtedness, including indebtedness incurred by us to finance the cash consideration and possibly to refinance certain existing debt.  These commitments may cause DISH Network and us to defer or curtail other strategic investments, investments in our pay-TV business or other transactions.  The incurrence of indebtedness to finance the proposed merger with Sprint, together with Sprint’s existing indebtedness, will increase the leverage of the combined company.  In addition, DISH Network may be required to spend additional capital or raise additional capital to support DISH Network’s investment in Sprint’s business and to continue the build-out of a wireless network, which may not be available on acceptable terms.  We may raise additional indebtedness and make cash distributions to DISH Network to, among other things, finance the proposed merger with Sprint and to support DISH Network’s investment in Sprint’s business.  There can be no assurance that DISH Network will be able to achieve its business and financial goals following the proposed merger with Sprint or that achievement of these goals will benefit us.  If DISH Network is unable to successfully address these challenges and risks, among others, our business, financial condition and/or results of operations may suffer.  For additional information, see Item 1A, “Risk Factors - Risks Relating to DISH Network’s Proposed Merger with Sprint.”